Variable Portfolio – Partners Core Equity Fund
First Quarter Report
March 31, 2026 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Variable Portfolio – Partners Core Equity Fund, March 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.7%
Issuer	Shares	Value ($)
Communication Services 9.7%
Entertainment 1.6%
Netflix, Inc.(a)	133,928	12,877,177
Walt Disney Co. (The)	200,806	19,353,683
Total		32,230,860
Interactive Media & Services 7.5%
Alphabet, Inc., Class A	172,760	49,678,865
Alphabet, Inc., Class C	206,465	59,226,550
Meta Platforms, Inc., Class A	78,182	44,730,268
Total		153,635,683
Wireless Telecommunication Services 0.6%
T-Mobile US, Inc.	64,635	13,575,289
Total Communication Services		199,441,832
Consumer Discretionary 11.7%
Automobiles 0.6%
Tesla, Inc.(a)	33,788	12,560,689
Broadline Retail 3.7%
Amazon.com, Inc.(a)	365,456	76,113,521
Hotels, Restaurants & Leisure 3.0%
Airbnb, Inc., Class A(a)	50,000	6,314,000
Booking Holdings, Inc.	2,428	10,222,657
Chipotle Mexican Grill, Inc.(a)	100,329	3,211,531
DoorDash, Inc., Class A(a)	27,698	4,158,855
Marriott International, Inc., Class A	12,025	3,933,017
McDonald’s Corp.	109,597	34,061,652
Total		61,901,712
Household Durables 0.4%
PulteGroup, Inc.	64,454	7,580,435
Specialty Retail 4.0%
AutoZone, Inc.(a)	2,995	10,116,451
Lowe’s Companies, Inc.	171,255	40,464,131
O’Reilly Automotive, Inc.(a)	59,262	5,470,475
TJX Companies, Inc. (The)	74,978	11,973,987
Common Stocks (continued)
Issuer	Shares	Value ($)
Tractor Supply Co.	122,700	5,558,310
Ulta Beauty, Inc.(a)	18,139	9,481,437
Total		83,064,791
Total Consumer Discretionary		241,221,148
Consumer Staples 4.0%
Beverages 0.6%
Coca-Cola Co. (The)	169,991	12,927,815
Consumer Staples Distribution & Retail 1.7%
Dollar Tree, Inc.(a)	62,362	6,829,262
U.S. Foods Holding Corp.(a)	90,832	8,375,619
Walmart, Inc.	166,078	20,640,174
Total		35,845,055
Food Products 0.9%
Mondelez International, Inc., Class A	317,504	18,300,931
Household Products 0.8%
Procter & Gamble Co. (The)	112,766	16,287,921
Total Consumer Staples		83,361,722
Energy 4.1%
Energy Equipment & Services 1.9%
Baker Hughes Co.	297,330	18,151,997
SLB Ltd.	201,803	10,370,656
TechnipFMC PLC	135,203	9,346,583
Total		37,869,236
Oil, Gas & Consumable Fuels 2.2%
Canadian Natural Resources Ltd.	139,300	6,788,089
ConocoPhillips Co.	163,224	21,545,568
EQT Corp.	118,400	7,534,976
Valero Energy Corp.	39,389	9,732,234
Total		45,600,867
Total Energy		83,470,103

Variable Portfolio – Partners Core Equity Fund  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Equity Fund, March 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 13.2%
Banks 3.7%
Bank of America Corp.	375,403	18,300,896
JPMorgan Chase & Co.	69,522	20,450,591
U.S. Bancorp	88,005	4,577,140
Wells Fargo & Co.	402,237	32,022,088
Total		75,350,715
Capital Markets 2.8%
Blackstone, Inc.	101,467	11,667,690
Charles Schwab Corp. (The)	85,316	8,017,998
Goldman Sachs Group, Inc. (The)	13,889	11,749,955
Morgan Stanley	104,003	17,115,774
Tradeweb Markets, Inc., Class A	70,536	8,299,266
Total		56,850,683
Consumer Finance 1.6%
American Express Co.	112,542	34,041,704
Financial Services 2.7%
MasterCard, Inc., Class A	59,657	29,808,217
Visa, Inc., Class A	86,088	26,019,237
Total		55,827,454
Insurance 2.4%
Arthur J Gallagher & Co.	83,743	18,137,059
Chubb Ltd.	35,057	11,426,128
Progressive Corp. (The)	98,740	19,574,218
Total		49,137,405
Total Financials		271,207,961
Health Care 9.6%
Biotechnology 3.6%
AbbVie, Inc.	149,998	32,623,065
Gilead Sciences, Inc.	106,101	14,787,296
Regeneron Pharmaceuticals, Inc.	23,845	18,423,601
Vertex Pharmaceuticals, Inc.(a)	17,195	7,678,255
Total		73,512,217
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 2.4%
Boston Scientific Corp.(a)	73,969	4,641,555
Edwards Lifesciences Corp.(a)	118,954	9,525,837
Medtronic PLC	141,351	12,248,064
STERIS PLC	39,101	8,646,404
Stryker Corp.	46,358	15,232,775
Total		50,294,635
Health Care Providers & Services 2.0%
Cencora, Inc.	34,754	10,917,621
Encompass Health Corp.	68,400	6,616,332
Quest Diagnostics, Inc.	54,468	10,674,639
UnitedHealth Group, Inc.	47,827	12,941,508
Total		41,150,100
Health Care Technology 0.3%
Veeva Systems Inc., Class A(a)	29,800	5,234,668
Life Sciences Tools & Services 0.4%
Mettler-Toledo International, Inc.(a)	6,899	8,701,019
Pharmaceuticals 0.9%
Eli Lilly & Co.	19,607	18,033,930
Total Health Care		196,926,569
Industrials 9.5%
Aerospace & Defense 1.7%
General Electric Co.	16,425	4,660,922
Howmet Aerospace, Inc.	52,821	12,173,128
Northrop Grumman Corp.	26,122	17,821,473
Total		34,655,523
Building Products 1.0%
Carrier Global Corp.	66,784	3,760,607
Trane Technologies PLC	37,241	15,519,814
Total		19,280,421
Commercial Services & Supplies 0.4%
Republic Services, Inc.	36,163	7,920,420
Electrical Equipment 1.0%
Eaton Corp. PLC	48,538	17,360,586
Emerson Electric Co.	20,500	2,685,910
Total		20,046,496
Variable Portfolio – Partners Core Equity Fund  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Equity Fund, March 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Ground Transportation 1.0%
CSX Corp.	268,500	11,021,925
Old Dominion Freight Line, Inc.	49,367	9,646,312
Total		20,668,237
Machinery 3.7%
Caterpillar, Inc.	20,643	14,624,740
Deere & Co.	39,890	22,470,037
Ingersoll Rand, Inc.	68,100	5,456,172
Otis Worldwide Corp.	77,200	5,950,576
Parker-Hannifin Corp.	13,027	11,662,292
Pentair PLC	102,222	8,904,558
Westinghouse Air Brake Technologies Corp.	29,558	7,386,840
Total		76,455,215
Professional Services 0.3%
Booz Allen Hamilton Holding Corp.	85,160	6,645,035
Trading Companies & Distributors 0.4%
United Rentals, Inc.	12,207	8,893,532
Total Industrials		194,564,879
Information Technology 31.3%
Communications Equipment 0.3%
Cisco Systems, Inc.	79,900	6,199,441
Electronic Equipment, Instruments & Components 1.4%
Amphenol Corp., Class A	71,526	9,037,310
Keysight Technologies, Inc.(a)	51,390	14,510,994
TE Connectivity PLC	29,577	6,182,185
Total		29,730,489
Semiconductors & Semiconductor Equipment 15.1%
Advanced Micro Devices, Inc.(a)	57,300	11,656,539
Analog Devices, Inc.	41,473	13,194,220
ASML Holding NV	6,215	8,208,959
Broadcom, Inc.	211,222	65,375,321
KLA Corp.	7,615	11,212,402
Micron Technology, Inc.	31,203	10,541,622
NVIDIA Corp.	1,001,628	174,683,923
NXP Semiconductors NV	80,894	15,924,793
Total		310,797,779
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 6.9%
Intuit, Inc.	41,631	18,000,412
Microsoft Corp.	270,200	100,019,934
Oracle Corp.	100,526	14,788,380
PTC, Inc.(a)	56,684	8,076,903
ServiceNow, Inc.(a)	10,446	1,092,129
Total		141,977,758
Technology Hardware, Storage & Peripherals 7.6%
Apple, Inc.	582,464	147,823,538
Western Digital Corp.	28,312	7,658,113
Total		155,481,651
Total Information Technology		644,187,118
Materials 2.4%
Chemicals 0.6%
Linde PLC	25,635	12,708,808
Construction Materials 0.8%
Martin Marietta Materials, Inc.	9,900	5,827,932
Vulcan Materials Co.	38,895	10,591,108
Total		16,419,040
Containers & Packaging 1.0%
Ball Corp.	149,922	8,861,889
Packaging Corp. of America	52,780	11,200,972
Total		20,062,861
Total Materials		49,190,709
Real Estate 1.5%
Health Care REITs 0.4%
Welltower, Inc.	48,568	9,602,379
Industrial REITs 0.4%
Prologis, Inc.	63,270	8,363,029
Residential REITs 0.4%
Equity LifeStyle Properties, Inc.	123,375	7,701,067
Specialized REITs 0.3%
Public Storage	23,400	6,338,592
Total Real Estate		32,005,067

Variable Portfolio – Partners Core Equity Fund  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Equity Fund, March 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 2.7%
Electric Utilities 2.7%
Entergy Corp.	98,382	11,054,202
NextEra Energy, Inc.	268,101	24,901,221
Southern Co. (The)	212,683	20,528,163
Total		56,483,586
Total Utilities		56,483,586
Total Common Stocks (Cost $1,743,494,019)		2,052,060,694

Money Market Funds 0.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.790%(b),(c)	5,898,591	5,896,232
Total Money Market Funds (Cost $5,896,339)		5,896,232
Total Investments in Securities (Cost: $1,749,390,358)		2,057,956,926
Other Assets & Liabilities, Net		(448,481)
Net Assets		2,057,508,445
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2026.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.790%
	13,999,411	70,446,202	(78,549,332)	(49)	5,896,232	665	91,795	5,898,591
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Variable Portfolio – Partners Core Equity Fund  | 2026

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7053_(05/26)